President's Letter



Dear Valued Client,


What a year this has been in the market! Many of us feel as if we've been riding a roller coaster. Record highs one day. Record drops another. But you'll see on the following pages that, overall, your Aetna Retirement Services variable annuity or variable life insurance contract has once again delivered solid returns(1).


The dramatic changes such as those witnessed in the 1998 financial markets reinforce the importance of choosing a competent, long-term financial partner -- one who can help you to weather the dips in the market.


At Aetna Retirement Services, we take our role as your financial partner very seriously, and realize that the dollars we hold are actually your dreams. Perhaps it's your hope of an early retirement. Or a dream home. It may be the promise of your child's or grandchild's college education. Or the pride you take in knowing that your family is financially secure because of the financial plans you've made with us in retirement. Whatever your goals, our team of professionals is here to help you achieve them.


As we move through 1999, I want you to know that we are prepared to help meet your needs well into the next millennium. We have a team of extremely competent business experts and systems leading our charge in addressing the Year 2000 bug. In fact, we are making steady progress in systems remediation, and expect to be Year 2000 ready by mid-1999.


My colleagues at Aetna Retirement Services and I look forward to continuing our partnership into the next millennium. Thank you for your confidence and support.


Sincerely,



    Thomas J. McInerney
/s/---------------------------
    Thomas J. McInerney




--------------------------
(1)Remember that past performance is no indication of future results.

Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1998


ASSETS:
Investments at net asset value: (Note 1)

                                                                                                     Net
                                                                 Shares            Cost           Assets
                                                                 ------            ----           ------
 Aetna Ascent VP:                                               104,739     $ 1,543,462      $ 1,468,439
 Aetna Balanced VP:                                             466,540       7,374,965        7,338,678
 Aetna Bond VP:                                                 628,747       8,330,232        8,211,438
 Aetna Crossroads VP:                                            58,972         785,680          785,501
 Aetna Growth and Income VP:                                    982,351      33,447,658       31,297,697
 Aetna Growth VP:                                               451,105       5,319,141        6,103,448
 Aetna Index Plus Large Cap VP:                                 849,667      13,688,423       14,945,637
 Aetna International VP:                                          3,797          41,261           44,011
 Aetna Legacy VP:                                               133,748       1,660,761        1,654,467
 Aetna Money Market VP:                                       1,975,904      26,236,238       26,452,214
 Aetna Real Estate Securities VP:                                 4,651          43,996           39,671
 Aetna Small Company VP:                                        294,544       3,279,774        3,767,223
 Aetna Value Opportunity VP:                                    434,406       5,636,469        6,259,793
 Alger American Funds:
  Balanced Portfolio:                                           108,171       1,100,460        1,404,059
  Income and Growth Portfolio:                                  310,627       3,299,115        4,075,424
  Leveraged AllCap Portfolio:                                   104,148       2,270,569        3,634,760
 American Century Investments:
  Balanced Fund:                                                 66,794         515,655          557,006
  International Fund:                                           243,103       1,624,446        1,852,446
 Calvert Social Balanced Portfolio:                             124,088         259,747          265,177
 Fidelity Investments Variable Insurance Product Fund:
  Equity-Income Portfolio:                                    2,013,434      47,204,298       51,181,501
  Growth Portfolio:                                             854,304      31,178,486       38,326,577
  High Income Portfolio:                                      1,512,768      19,151,904       17,442,220
  Overseas Portfolio:                                           206,337       4,004,605        4,136,808
 Fidelity Investments Variable Insurance Product Fund II:
  Asset Manager Portfolio:                                      447,745       7,570,709        8,131,050
  Contrafund Portfolio:                                       1,620,361      31,130,912       39,601,618
  Index 500 Portfolio:                                          326,815      38,214,324       46,168,328
  Investment Grade Bond Portfolio:                               94,123       1,128,605        1,219,839
 Insurance Management Series:
  American Leaders Fund II:                                   6,824,761     109,150,633      147,960,825
  Equity Income Fund II:                                      2,004,210      24,767,711       28,359,570
  Growth Strategies Fund II:                                  1,962,559      28,120,682       35,149,425
  High Income Bond Fund II:                                   2,717,067      28,282,860       29,670,377
  International Equity Fund II:                               1,796,331      21,260,207       27,645,530
  Prime Money Fund II:                                        4,666,589       4,665,273        4,666,589
  U.S. Government Securities Fund II:                           585,366       6,085,740        6,526,831
  Utility Fund II:                                            1,734,312      20,695,200       26,482,939
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                  386,923       9,583,635       10,675,204
  Balanced Portfolio:                                           921,338      16,804,227       20,730,112
  Flexible Income Portfolio:                                    386,017       4,666,753        4,655,365

Variable Annuity Account I

                                                                                                                        Net
                                                                                       Shares           Cost         Assets
                                                                                       ------           ----         ------
  Growth Portfolio:                                                                   774,377   $ 14,923,215   $ 18,228,835
  Worldwide Growth Portfolio:                                                       2,418,350     60,413,840     70,349,793
 Lexington Emerging Markets Fund:                                                     110,605      1,133,387        627,133
 Lexington Natural Resources Trust Fund:                                               78,858      1,151,725        869,806
 MFS Funds:
  Total Return Series:                                                                904,731     15,015,459     16,393,724
  Worldwide Government Series:                                                         70,397        727,002        765,918
 Oppenheimer Funds:
  Aggressive Growth Fund:                                                              75,688      3,107,624      3,393,073
  Global Securities Fund:                                                              93,561      1,992,083      2,064,889
  Growth & Income Fund:                                                               561,831     11,689,993     11,506,303
  Strategic Bond Fund:                                                                868,342      4,445,390      4,445,909
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:                                                666,143     30,422,970     36,930,956
  PPI MFS Research Growth Portfolio:                                                1,700,156     17,369,033     20,299,859
  PPI MFS Value Equity Portfolio:                                                     155,399      5,324,611      5,881,864
  PPI Scudder International Growth Portfolio:                                          75,410      1,213,809      1,263,880
  PPI T. Rowe Price Growth Equity Portfolio:                                          535,071     23,443,670     29,594,758
                                                                                                ------------   ------------
NET ASSETS                                                                                      $762,498,627   $891,504,497
                                                                                                ============   ============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 5)

Aetna Ascent VP:
  Annuity contracts in accumulation ..................     $  1,468,439
Aetna Balanced VP:
  Annuity contracts in accumulation ..................        7,338,678
Aetna Bond VP:
  Annuity contracts in accumulation ..................        8,211,438
Aetna Crossroads VP:
  Annuity contracts in accumulation ..................          785,501
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..................       31,263,322
  Annuity contracts in payment period ................           34,375
Aetna Growth VP:
  Annuity contracts in accumulation ..................        6,066,474
  Annuity contracts in payment period ................           36,974
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..................       14,945,637
Aetna International VP:
  Annuity contracts in accumulation ..................           44,011
Aetna Legacy VP:
  Annuity contracts in accumulation ..................        1,628,799
  Annuity contracts in payment period ................           25,668
Aetna Money Market VP:
  Annuity contracts in accumulation ..................       26,452,214
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..................           39,671
Aetna Small Company VP:
  Annuity contracts in accumulation ..................        3,767,223

Variable Annuity Account I

Aetna Value Opportunity VP:
  Annuity contracts in accumulation ..................    $  6,259,793
Alger American Funds:
 Balanced Portfolio:
  Annuity contracts in accumulation ..................       1,404,059
 Income and Growth Portfolio:
  Annuity contracts in accumulation ..................       4,075,424
 Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ..................       3,634,760
American Century Investments:
 Balanced Fund:
  Annuity contracts in accumulation ..................         557,006
 International Fund:
  Annuity contracts in accumulation ..................       1,852,446
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ..................         265,177
Fidelity Investments Variable Insurance Product Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ..................      51,181,501
 Growth Portfolio:
  Annuity contracts in accumulation ..................      38,326,577
 High Income Portfolio:
  Annuity contracts in accumulation ..................      17,442,220
 Overseas Portfolio:
  Annuity contracts in accumulation ..................       4,136,808
Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ..................       8,131,050
 Contrafund Portfolio:
  Annuity contracts in accumulation ..................      39,601,618
 Index 500 Portfolio:
  Annuity contracts in accumulation ..................      46,168,328
 Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ..................       1,219,839
Insurance Management Series:
 American Leaders Fund II:
  Annuity contracts in accumulation ..................     147,843,450
  Annuity contracts in payment period ................         117,375
 Equity Income Fund II:
  Annuity contracts in accumulation ..................      28,317,427
  Annuity contracts in payment period ................          42,143
 Growth Strategies Fund II:
  Annuity contracts in accumulation ..................      35,149,425
 High Income Bond Fund II:
  Annuity contracts in accumulation ..................      29,644,378
  Annuity contracts in payment period ................          25,999
 International Equity Fund II:
  Annuity contracts in accumulation ..................      27,616,968
  Annuity contracts in payment period ................          28,562

Variable Annuity Account I

 Prime Money Fund II:
  Annuity contracts in accumulation ...................  $  4,666,589
 U.S. Government Securities Fund II:
  Annuity contracts in accumulation ..................      6,526,831
 Utility Fund II:
  Annuity contracts in accumulation ..................     26,418,108
  Annuity contracts in payment period ................         64,831
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ..................     10,675,204
 Balanced Portfolio:
  Annuity contracts in accumulation ..................     20,730,112
 Flexible Income Portfolio:
  Annuity contracts in accumulation ..................      4,655,365
 Growth Portfolio:
  Annuity contracts in accumulation ..................     18,191,718
  Annuity contracts in payment period ................         37,117
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ..................     70,349,793
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation ..................        627,133
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ..................        869,806
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation ..................     16,393,724
 Worldwide Government Series:
  Annuity contracts in accumulation ..................        765,918
Oppenheimer Funds:
 Aggressive Growth Fund:
  Annuity contracts in accumulation ..................      3,393,073
 Global Securities Fund:
  Annuity contracts in accumulation ..................      2,064,889
 Growth & Income Fund:
  Annuity contracts in accumulation ..................     11,506,303
 Strategic Bond Fund:
  Annuity contracts in accumulation ..................      4,445,909
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ..................     36,930,956
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ..................     20,299,859
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ..................      5,846,092
  Annuity contracts in payment period ................         35,772
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ..................      1,263,880
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ..................     29,594,758
                                                         ------------
                                                         $891,504,497
                                                         ============


See Notes to Financial Statements

Variable Annuity Account I

Statements of Operations and Changes in Net Assets


                                                                              Year Ended December 31,
                                                                              1998               1997
                                                                        ----------------   ----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..........................................................    $  36,268,129      $  13,569,495
Expenses: (Notes 2 and 5)
 Valuation period deductions ........................................      (10,257,915)        (5,565,448)
                                                                         -------------      -------------
Net investment income ...............................................       26,010,214          8,004,047
                                                                         -------------      -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ................................................      438,314,806        170,076,421
 Cost of investments sold ...........................................      412,797,023        157,030,583
                                                                         -------------      -------------
 Net realized gain ..................................................       25,517,783         13,045,838
Net unrealized gain on investments: (Note 5)
 Beginning of year ..................................................       62,528,168         13,871,018
 End of year ........................................................      129,005,870         62,528,168
                                                                         -------------      -------------
  Net change in unrealized gain .....................................       66,477,702         48,657,150
                                                                         -------------      -------------
Net realized and unrealized gain on investments .....................       91,995,485         61,702,988
                                                                         -------------      -------------
Net increase in net assets resulting from operations ................      118,005,699         69,707,035
                                                                         -------------      -------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .........................      168,355,044        230,999,062
Transfers from the Company's fixed account options ..................       75,081,637         55,038,062
Redemptions by contract holders .....................................      (31,854,396)       (14,064,451)
Annuity payments ....................................................          (83,247)           (14,846)
Other ...............................................................        1,337,372             99,606
                                                                         -------------      -------------
 Net increase in net assets from unit transactions (Note 5) .........      212,836,410        272,057,433
                                                                         -------------      -------------
Change in net assets ................................................      330,842,109        341,764,468
NET ASSETS:
Beginning of year ...................................................      560,662,388        218,897,920
                                                                         -------------      -------------
End of year .........................................................    $ 891,504,497      $ 560,662,388
                                                                         =============      =============


See Notes to Financial Statements

Variable Annuity Account I

Condensed Financial Information - Year Ended December 31, 1998


-------------------------------------------------------------------------------------------------------------------------
                                                Value
                                              Per Unit          Increase (Decrease)               Units
                                      ------------------------      in Value of                Outstanding      Reserves
                                       Beginning     End of         Accumulation                  at End         at End
                                        of Year       Year              Unit                     of Year        of Year
-------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
AICA I                                   $14.983     $15.409             2.84%                     83,798.0    $1,291,246
AICA II                                   10.694      10.059            (5.94%)         (1)        17,615.1       177,193
-------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
AICA I                                    14.228      16.405            15.30%                    369,651.5     6,063,987
AICA II                                   10.708      11.312             5.64%          (1)       112,689.3     1,274,691
-------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
AICA I                                    11.201      11.943             6.62%                    500,098.0     5,972,864
AICA II                                   10.118      10.606             4.82%          (1)       211,071.3     2,238,574
-------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
AICA I                                    14.054      14.676             4.43%                     40,711.8       597,491
AICA II                                   10.504      10.270            (2.23%)         (1)        18,307.3       188,010
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
AICA I                                    16.354      18.461            12.88%                  1,217,448.2    22,475,910
AICA II                                   11.063      11.063             0.00%          (1)       794,334.9     8,787,412
Annuity contracts in payment period                                                                                34,375
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
AICA I                                    13.158      17.862            35.75%                    284,771.1     5,086,654
AICA II                                   11.455      12.977            13.29%          (1)        75,505.9       979,820
Annuity contracts in payment period                                                                                36,974
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
AICA I                                    14.414      18.704            29.76%                    654,766.9    12,246,441
AICA II                                   11.157      12.535            12.35%          (1)       215,324.4     2,699,196
-------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
AICA I                                    10.149       9.754            (3.89%)         (1)         1,816.4        17,717
AICA II                                    9.851       9.764            (0.88%)         (2)         2,693.0        26,294
-------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
AICA I                                    13.112      13.825             5.44%                     95,815.1     1,324,652
AICA II                                   10.404      10.380            (0.23%)         (1)        29,301.4       304,147
Annuity contracts in payment period                                                                                25,668
-------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
AICA I                                    10.900      11.335             3.99%                  2,041,170.4    23,136,033
AICA II                                   10.097      10.371             2.71%          (1)       319,752.5     3,316,181
-------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
AICA I                                    10.115       8.863           (12.38%)         (1)         2,216.9        19,648
AICA II                                    9.918       8.872           (10.55%)         (1)         2,256.8        20,023
-------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
AICA I                                    13.638      13.595            (0.32%)                   225,981.5     3,072,277
AICA II                                   11.126       9.724           (12.60%)         (1)        71,464.8       694,946
-------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
AICA I                                    13.246      15.985            20.68%                    311,396.8     4,977,799
AICA II                                   11.097      11.644             4.93%          (1)       110,096.6     1,281,994
-------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
AICA I                                    12.657      16.412            29.67%                     85,549.6     1,404,059
-------------------------------------------------------------------------------------------------------------------------
Income and Growth Portfolio:
AICA I                                    15.229      19.880            30.54%                    205,001.6     4,075,424
-------------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
AICA I                                    13.203      20.547            55.62%                    176,900.2     3,634,760
-------------------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:
AICA I                                    12.885      14.709            14.16%                     37,869.0       557,006
-------------------------------------------------------------------------------------------------------------------------
International Fund:
AICA I                                    13.538      15.853            17.10%                    116,852.2     1,852,446
-------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
AICA I                                     9.976      11.437            14.65%                     12,287.9       140,540
AICA II                                   10.596      11.208             5.78%          (1)        11,120.5       124,637
-------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

-------------------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                 Per Unit          Increase (Decrease)                 Units
                                         ------------------------      in Value of                  Outstanding      Reserves
                                          Beginning     End of        Accumulation                    at End          at End
                                           of Year       Year             Unit                        of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
 Product Fund:
Equity-Income Portfolio:
AICA I                                      $14.974     $16.482           10.07%                     2,792,888.9   $ 46,031,203
AICA II                                      10.957      10.806           (1.38%)           (1)        476,634.1      5,150,298
-------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
AICA I                                       13.320      18.320           37.54%                     1,869,305.9     34,245,624
AICA II                                      11.094      13.253           19.46%            (1)        307,937.0      4,080,953
-------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
AICA I                                       13.238      12.488           (5.67%)                    1,196,921.6     14,946,591
AICA II                                      10.292       9.222          (10.40%)           (1)        270,626.6      2,495,629
-------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
AICA I                                       12.590      13.997           11.18%                       261,377.1      3,658,529
AICA II                                      11.082      10.487           (5.37%)           (1)         45,606.3        478,279
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Product Fund II:
Asset Manager Portfolio:
AICA I                                       13.888      15.754           13.44%                       408,018.8      6,428,060
AICA II                                      10.607      11.165            5.26%            (1)        152,533.0      1,702,990
-------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
AICA I                                       14.802      18.970           28.16%                     1,853,911.1     35,169,124
AICA II                                      11.136      12.537           12.58%            (1)        353,547.6      4,432,494
-------------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
AICA I                                       16.646      21.063           26.53%                     1,953,506.1     41,145,842
AICA II                                      11.159      12.259            9.86%            (1)        409,684.6      5,022,486
-------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
AICA I                                       11.242      12.066            7.33%                       101,099.9      1,219,839
-------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:
AICA I                                       17.796      20.639           15.98%                     7,163,133.1    147,843,450
Annuity contracts in payment period                                                                                     117,375
-------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:
AICA I                                       12.305      14.022           13.95%                     2,019,440.7     28,317,427
Annuity contracts in payment period                                                                                      42,143
-------------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
AICA I                                       15.777      18.269           15.80%                     1,923,943.6     35,149,425
-------------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
AICA I                                       13.379      13.547            1.26%                     2,188,220.6     29,644,378
Annuity contracts in payment period                                                                                      25,999
-------------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:
AICA I                                       11.858      14.682           23.82%                     1,881,029.6     27,616,968
Annuity contracts in payment period                                                                                      28,562
-------------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:
AICA I                                       10.877      11.253            3.46%                       414,692.7      4,666,589
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
AICA I                                       11.572      12.284            6.15%                       531,319.3      6,526,831
-------------------------------------------------------------------------------------------------------------------------------
Utility Fund II:
AICA I                                       15.434      17.341           12.36%                     1,523,423.7     26,418,108
Annuity contracts in payment period                                                                                      64,831
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
AICA I                                       12.637      16.729           32.38%                       601,046.9     10,054,808
AICA II                                      11.125      13.003           16.88%            (1)         47,713.2        620,396
-------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
AICA I                                       14.492      19.189           32.41%                       927,778.7     17,802,853
AICA II                                      10.904      12.689           16.37%            (1)        230,692.8      2,927,259
-------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
AICA I                                       12.272      13.202            7.58%                       267,030.6      3,525,265
AICA II                                      10.191      10.599            4.00%            (1)        106,625.5      1,130,100
-------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

-------------------------------------------------------------------
                                                       Value
                                                     Per Unit
                                             ----------------------
                                              Beginning     End of
                                               of Year       Year
-------------------------------------------------------------------
Growth Portfolio:
AICA I                                          $14.731     $19.704
AICA II                                          11.091      12.784
Annuity contracts in payment period
-------------------------------------------------------------------
Worldwide Growth Portfolio:
AICA I                                           16.131      20.506
AICA II                                          11.375      11.960
-------------------------------------------------------------------
Lexington Emerging Markets Fund:
AICA I                                            9.007       6.399
-------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
AICA I                                           13.939      11.047
-------------------------------------------------------------------
MFS Funds:
Total Return Series:
AICA I                                           13.030      14.432
AICA II                                          10.639      10.942
-------------------------------------------------------------------
Worldwide Government Series:
AICA I                                           10.207      10.860
AICA II                                          10.032      10.514
-------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:
AICA I                                           12.204      13.520
AICA II                                          11.304      10.886
-------------------------------------------------------------------
Global Securities Fund:
AICA I                                           11.539      12.982
AICA II                                          10.941      10.949
-------------------------------------------------------------------
Growth & Income Fund:
AICA I                                           12.785      13.199
AICA II                                          11.377      10.111
-------------------------------------------------------------------
Strategic Bond Fund:
AICA I                                           10.764      10.921
AICA II                                          10.118      10.037
-------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
AICA I                                           10.554      13.494
AICA II                                          11.104      11.797
-------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
AICA I                                            8.786      10.656
AICA II                                          11.178      11.634
-------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
AICA I                                           10.152      12.686
AICA II                                          11.503      12.005
Annuity contracts in payment period
-------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
AICA I                                            9.912      11.640
AICA II                                          11.145      10.995
-------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
AICA I                                           13.834      17.406
AICA II                                          11.120      12.103
-------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                              Increase (Decrease)                Units
                                                  in Value of                 Outstanding      Reserves
                                                 Accumulation                    at End         at End
                                                     Unit                       of Year         of Year
--------------------------------------------------------------------------------------------------------
Growth Portfolio:
AICA I                                               33.76%                      807,575.7   $15,912,701
AICA II                                              15.26%            (1)       178,276.3     2,279,017
Annuity contracts in payment period                                                               37,117
--------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
AICA I                                               27.12%                    3,185,556.5    65,321,610
AICA II                                               5.14%            (1)       420,428.4     5,028,183
--------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
AICA I                                              (28.96%)                      98,010.6       627,133
--------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
AICA I                                              (20.75%)                      78,736.7       869,806
--------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
AICA I                                               10.76%                      943,853.4    13,621,896
AICA II                                               2.85%            (1)       253,311.0     2,771,828
--------------------------------------------------------------------------------------------------------
Worldwide Government Series:
AICA I                                                6.40%                       69,956.8       759,700
AICA II                                               4.80%            (2)           591.4         6,218
--------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:
AICA I                                               10.78%                      179,860.9     2,431,715
AICA II                                              (3.70%)           (1)        88,309.9       961,358
--------------------------------------------------------------------------------------------------------
Global Securities Fund:
AICA I                                               12.51%                      134,448.6     1,745,444
AICA II                                               0.07%            (1)        29,175.9       319,445
--------------------------------------------------------------------------------------------------------
Growth & Income Fund:
AICA I                                                3.24%                      693,694.9     9,156,069
AICA II                                             (11.13%)           (1)       232,433.2     2,350,234
--------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
AICA I                                                1.46%                      328,545.6     3,588,020
AICA II                                              (0.80%)           (1)        85,476.9       857,889
--------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
AICA I                                               27.86%                    2,557,154.8    34,505,993
AICA II                                               6.24%            (1)       205,549.0     2,424,963
--------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
AICA I                                               21.28%                    1,761,234.3    18,766,935
AICA II                                               4.08%            (1)       131,760.5     1,532,924
--------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
AICA I                                               24.96%                      358,518.3     4,548,303
AICA II                                               4.36%            (1)       108,102.4     1,297,789
Annuity contracts in payment period                                                               35,772
--------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
AICA I                                               17.43%                       79,756.2       928,340
AICA II                                              (1.35%)           (1)        30,516.2       335,540
--------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
AICA I                                               25.82%                    1,616,747.9    28,140,515
AICA II                                               8.84%            (1)       120,156.6     1,454,243
--------------------------------------------------------------------------------------------------------

AICA I - Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since June 28, 1995. AICA II - Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since May 1, 1998.


Notes to Condensed Financial Information:

(1) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.
(2) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1998.


See Notes to Financial Statements

Variable Annuity Account I

Notes to Financial Statements - December 31, 1998

1. Summary of Significant Accounting Policies


   Variable Annuity Account I (the "Account") is a separate account established by Aetna Insurance Company of America (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The Account commenced operations on June, 1995.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1998:

      Aetna Ascent VP                                          Insurance Management Series:
      Aetna Balanced VP                                        o American Leaders Fund II
      Aetna Bond VP                                            o Equity Income Fund II
      Aetna Crossroads VP                                      o Growth Strategies Fund II
      Aetna Growth and Income VP                               o High Income Bond Fund II
      Aetna Growth VP                                          o International Equity Fund II
      Aetna Index Plus Large Cap VP                            o Prime Money Fund II
      Aetna International VP                                   o U.S. Government Securities Fund II
      Aetna Legacy VP                                          o Utility Fund II
      Aetna Money Market VP                                    Janus Aspen Series:
      Aetna Real Estate Securities VP                          o Aggressive Growth Portfolio
      Aetna Small Company VP                                   o Balanced Portfolio
      Aetna Value Opportunity VP                               o Flexible Income Portfolio
      Alger American Funds:                                    o Growth Portfolio
      o Balanced Portfolio                                     o Worldwide Growth Portfolio
      o Income and Growth Portfolio                            Lexington Emerging Markets Fund
      o Leveraged AllCap Portfolio                             Lexington Natural Resources Trust Fund
      American Century Investments:                            MFS Funds:
      o Balanced Fund                                          o Total Return Series
      o International Fund                                     o Worldwide Government Series
      Calvert Social Balanced Portfolio                        Oppenheimer Funds:
      Fidelity Investments Variable Insurance Products Fund:   o Aggressive Growth Fund
      o Equity-Income Portfolio                                o Global Securities Fund
      o Growth Portfolio                                       o Growth & Income Fund
      o High Income Portfolio                                  o Strategic Bond Fund
      o Overseas Portfolio                                     Portfolio Partners, Inc. (PPI):
      Fidelity Investments Variable Insurance Products         o PPI MFS Emerging Equities Portfolio
      Fund II:                                                 o PPI MFS Research Growth Portfolio
      o Asset Manager Portfolio                                o PPI MFS Value Equity Portfolio
      o Contrafund Portfolio                                   o PPI Scudder International Growth Portfolio
      o Index 500 Portfolio                                    o PPI T. Rowe Price Growth Equity Portfolio
      o Investment Grade Bond Portfolio


   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

Variable Annuity Account I

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


   d. Annuity Reserves
   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and 1997 aggregated $677,161,429 and $438,314,806; $450,137,902 and $170,076,421,
   respectively.

Variable Annuity Account I

5. Supplemental information to Statements of Operations and Changes in Net
   Assets


-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                              Valuation       Proceeds        Cost of           Net
                                                               Period           from        Investments      Realized
                                               Dividends     Deductions        Sales            Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------

   Aetna Ascent VP: (1)                          $71,800       ($19,502)       $673,031        $668,648         $4,383
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Balanced VP: (2)                        990,418        (80,461)      1,792,080       1,696,266         95,814
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Bond VP: (3)                            431,716        (72,965)      4,486,268       4,387,120         99,148
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads VP: (4)                       29,801         (8,675)        155,691         141,072         14,619
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Growth and Income VP: (5)             4,637,602       (297,037)     33,298,888      34,084,318       (785,430)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   Aetna Growth VP: (6)                           11,767        (50,232)      2,569,530       2,639,070        (69,540)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Large Cap VP: (7)            660,099       (124,498)      9,779,183       9,124,915        654,268
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna International VP: (8)                     2,114           (215)         38,105          39,540         (1,435)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Legacy VP: (9)                           71,808        (17,570)        157,163         143,237         13,926
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   Aetna Money Market VP: (10)                   821,419       (301,700)     85,211,294      84,897,725        313,569
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Real Estate Securities VP: (11)           1,888           (319)         19,063          21,385         (2,322)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Small Company VP: (12)                   34,904        (47,717)      5,571,439       6,248,167       (676,728)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Value Opportunity VP: (13)               61,137        (49,913)      1,542,126       1,589,981        (47,855)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                           121,184        (20,212)        372,244         302,913         69,331
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:
   Annuity contracts in accumulation             379,349        (53,943)        785,199         640,145        145,054
-----------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:
   Annuity contracts in accumulation             141,107        (43,691)        747,610         539,018        208,592
-----------------------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                 81,193         (8,558)        189,467         179,893          9,574
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   International Fund:                           127,270        (27,807)        562,465         470,481         91,984
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:             19,179         (1,776)         24,753          27,598         (2,845)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
          Net Unrealized                                     Net
           Gain (Loss)                    Net          Increase (Decrease)              Net Assets
           ----------                  Change in          In Net Assets                 ----------
   Beginning            End            Unrealized           from Unit          Beginning          End
    of Year           of Year         Gain (Loss)         Transactions          of Year         of Year
---------------------------------------------------------------------------------------------------------
     ($42,941)         ($75,022)         ($32,081)           $359,326
                                                                               $1,084,513      $1,468,439
---------------------------------------------------------------------------------------------------------
       93,604           (36,287)         (129,891)          1,988,879
                                                                                4,473,919       7,338,678
---------------------------------------------------------------------------------------------------------
      (10,865)         (118,794)         (107,929)          4,840,848
                                                                                3,020,620       8,211,438
---------------------------------------------------------------------------------------------------------
        3,424              (178)           (3,602)            338,325
                                                                                  415,033         785,501
---------------------------------------------------------------------------------------------------------
   (1,131,268)       (2,149,960)       (1,018,692)         13,277,579
                                                                               15,483,675      31,263,322
                                                                                        0          34,375
---------------------------------------------------------------------------------------------------------
     (264,795)          784,306         1,049,101           4,256,569
                                                                                  905,783       6,066,474
                                                                                        0          36,974
---------------------------------------------------------------------------------------------------------
      106,638         1,257,214         1,150,576           8,689,925
                                                                                3,915,267      14,945,637
---------------------------------------------------------------------------------------------------------
            0             2,750             2,750              40,797
                                                                                        0          44,011
---------------------------------------------------------------------------------------------------------
        4,308            (6,294)          (10,602)            769,986
                                                                                  793,678       1,628,799
                                                                                   33,241          25,668
---------------------------------------------------------------------------------------------------------
      203,382           215,976            12,594          10,238,451
                                                                               15,367,881      26,452,214
            0            (4,325)           (4,325)             44,749
                                                                                        0          39,671
---------------------------------------------------------------------------------------------------------
     (169,978)          487,449           657,427           1,224,164
                                                                                2,575,173       3,767,223
---------------------------------------------------------------------------------------------------------
     (130,696)          623,324           754,020           4,650,918
                                                                                  891,486       6,259,793
---------------------------------------------------------------------------------------------------------
      125,129           303,599           178,470            (345,746)
                                                                                1,401,032       1,404,059
---------------------------------------------------------------------------------------------------------
      245,881           776,309           530,428            (693,378)
                                                                                3,767,914       4,075,424
---------------------------------------------------------------------------------------------------------
      265,618         1,364,191         1,098,573            (689,303)
                                                                                2,919,482       3,634,760
---------------------------------------------------------------------------------------------------------
       44,098            41,409            (2,689)           (179,238)
                                                                                  656,724         557,006
---------------------------------------------------------------------------------------------------------
      108,904           228,000           119,096            (505,703)
                                                                                2,047,606       1,852,446
---------------------------------------------------------------------------------------------------------
       (5,832)            5,430            11,262             206,857
                                                                                   32,500         265,177
---------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                              Valuation
                                                                                Period
                                                               Dividends      Deductions
------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                   $2,271,527        ($618,549)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Growth Portfolio:                                           2,644,108         (381,295)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   High Income Portfolio:                                      1,474,357         (221,958)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Overseas Portfolio:                                           233,121          (53,772)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Product Fund II:
   Asset Manager Portfolio:                                      523,249          (84,936)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                       1,534,561         (426,807)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          981,068         (488,490)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               73,857          (18,586)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                   8,099,929       (1,877,678)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------
   Equity Income Fund II:                                         91,670         (295,623)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                  1,646,118         (414,206)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     795,943         (408,858)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------
   International Equity Fund II:                                  28,894         (359,609)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------
   Prime Money Fund II:                                          211,667          (62,627)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                            99,559          (83,453)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Utility Fund II:                                            1,407,516         (327,505)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                Proceeds       Cost of          Net
                                                                  from       Investments     Realized
                                                                  Sales          Sold       Gain (Loss)
-------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                   $15,606,753    $12,759,366    $2,847,387
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                           12,032,669      9,870,234     2,162,435
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                       5,402,639      5,517,939      (115,300)
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                         15,311,424     15,163,882       147,542
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Product Fund II:
   Asset Manager Portfolio:                                     1,323,072      1,302,771        20,301
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                        7,291,380      5,323,524     1,967,856
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         8,828,912      6,299,987     2,528,925
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               375,674        366,141         9,533
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                    4,239,643      2,620,457     1,619,186
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                                       1,065,676        844,287       221,389
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                   1,857,899      1,425,043       432,856
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                    3,342,335      3,079,403       262,932
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                1,808,323      1,321,140       487,183
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         4,154,382      4,154,382             0
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                          1,719,925      1,600,469       119,456
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Utility Fund II:                                             1,448,374      1,070,900       377,474
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
          Net Unrealized                                       Net
           Gain (Loss)                    Net          Increase (Decrease)               Net Assets
           ----------                  Change in          In Net Assets                  ----------
   Beginning            End            Unrealized           from Unit           Beginning           End
    of Year           of Year         Gain (Loss)         Transactions           of Year          of Year
-----------------------------------------------------------------------------------------------------------
   $4,573,383        $3,977,202         ($596,181)        $12,941,401
                                                                               $34,335,916      $51,181,501
-----------------------------------------------------------------------------------------------------------
    2,613,104         7,153,104         4,540,000          10,721,202
                                                                                18,640,127       38,326,577
-----------------------------------------------------------------------------------------------------------
      678,175        (1,709,684)       (2,387,859)          7,278,178
                                                                                11,414,802       17,442,220
-----------------------------------------------------------------------------------------------------------
       83,223           131,756            48,533             772,708
                                                                                 2,988,676        4,136,808
-----------------------------------------------------------------------------------------------------------
      247,841           560,341           312,500           3,571,525
                                                                                 3,788,411        8,131,050
-----------------------------------------------------------------------------------------------------------
    3,303,522         8,470,707         5,167,185           6,461,571
                                                                                24,897,252       39,601,618
-----------------------------------------------------------------------------------------------------------
    2,903,863         7,949,380         5,045,517          15,200,754
                                                                                22,900,554       46,168,328
-----------------------------------------------------------------------------------------------------------
       63,100            91,234            28,134            (314,286)
                                                                                 1,441,187        1,219,839
-----------------------------------------------------------------------------------------------------------
   27,572,894        38,810,192        11,237,298          14,814,848
                                                                               114,050,410      147,843,450
                                                                                    16,832          117,375
-----------------------------------------------------------------------------------------------------------
      716,240         3,591,859         2,875,619          12,524,130
                                                                                12,942,385       28,317,427
                                                                                         0           42,143
-----------------------------------------------------------------------------------------------------------
    4,379,010         7,028,743         2,649,733           6,249,006
                                                                                24,585,918       35,149,425
-----------------------------------------------------------------------------------------------------------
    1,855,372         1,387,517          (467,855)          3,527,318
                                                                                25,944,158       29,644,378
                                                                                    16,739           25,999
-----------------------------------------------------------------------------------------------------------
    1,842,212         6,385,323         4,543,111           2,840,676
                                                                                20,105,275       27,616,968
                                                                                         0           28,562
-----------------------------------------------------------------------------------------------------------
            0             1,316             1,316             757,047
                                                                                 3,759,186        4,666,589
-----------------------------------------------------------------------------------------------------------
      224,916           441,091           216,175             530,017
                                                                                 5,645,077        6,526,831
-----------------------------------------------------------------------------------------------------------
    4,421,460         5,787,739         1,366,279           2,535,912
                                                                                21,104,322       26,418,108
                                                                                    18,941           64,831
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                    Valuation        Proceeds        Cost of           Net
                                                                      Period           from        Investments      Realized
                                                    Dividends       Deductions         Sales           Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                            $0         ($115,274)    $50,864,976    $48,298,175     $2,566,801
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                595,970          (174,733)      2,029,779      1,535,395        494,384
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                         235,389           (45,468)      1,385,219      1,308,029         77,190
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                  870,829          (185,099)      5,214,196      4,131,907      1,082,289
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                      2,336,194          (835,432)     24,476,251     18,059,755      6,416,496
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                    66,337           (11,442)        369,448        511,215       (141,767)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:             73,010           (15,445)        348,129        355,188         (7,059)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   MFS Funds:
   Total Return Series:                               295,218          (157,641)      1,431,298      1,180,363        250,935
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                         8,377            (9,148)        309,659        301,566          8,093
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Aggressive Growth Fund:                             37,225           (35,416)     47,122,397     46,966,784        155,613
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                            149,505           (24,845)        719,379        757,991        (38,612)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                              475,900          (140,773)      5,499,885      5,888,453       (388,568)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                65,788           (43,976)        704,382        714,269         (9,887)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:                88,752          (435,112)     11,342,689     10,460,671        882,018
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                   4,104          (238,253)      4,855,332      4,530,115        325,217
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                      7,644           (70,872)      4,030,146      3,786,613        243,533
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:          4,297           (11,632)     40,667,463     40,626,409         41,054
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:         140,691          (356,611)      3,159,498      2,822,708        336,790
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account 1               $36,268,129     ($ 10,257,915)   $438,314,806   $412,797,023    $25,517,783
==============================================================================================================================

    (1) Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
    (2) Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
    (3) Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.
    (4) Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
    (5) Effective May 1, 1998, Aetna Variable Fund's name changed to Aetna Growth and Income VP.
    (6) Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
    (7) Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
    (8) Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
    (9) Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP. (10) Effective May 1, 1998, Aetna Variable Encore Fund's name changed to Aetna Money Market VP.
   (11) Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
   (12) Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
   (13) Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

-------------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
            Gain (Loss)                    Net          Increase (Decrease)                Net Assets
            -----------                 Change in          In Net Assets                   ----------
   Beginning             End            Unrealized           from Unit           Beginning            End
    of Year            of Year         Gain (Loss)         Transactions           of Year           of Year
-------------------------------------------------------------------------------------------------------------
     $685,946         $1,091,568          $405,622           $1,263,440
                                                                                 $6,554,615       $10,675,204
-------------------------------------------------------------------------------------------------------------
      746,135          3,925,885         3,179,750            8,908,355
                                                                                  7,726,386        20,730,112
-------------------------------------------------------------------------------------------------------------
       32,134            (11,388)          (43,522)           2,430,909
                                                                                  2,000,867         4,655,365
-------------------------------------------------------------------------------------------------------------
    1,026,518          3,305,620         2,279,102            4,104,069
                                                                                 10,077,645        18,191,718
                                                                                          0            37,117
-------------------------------------------------------------------------------------------------------------
    4,733,621          9,935,954         5,202,333           12,501,656
                                                                                 44,728,546        70,349,793
-------------------------------------------------------------------------------------------------------------
     (302,429)          (506,254)         (203,825)            (312,229)
                                                                                  1,230,059           627,133
-------------------------------------------------------------------------------------------------------------
       11,212           (281,919)         (293,131)            (322,903)
                                                                                  1,435,334           869,806
-------------------------------------------------------------------------------------------------------------
      595,567          1,378,265           782,698            8,404,056
                                                                                  6,818,458        16,393,724
-------------------------------------------------------------------------------------------------------------
        4,445             38,917            34,472              190,257
                                                                                    533,867           765,918
-------------------------------------------------------------------------------------------------------------
      (12,997)           285,448           298,445            2,135,488
                                                                                    801,718         3,393,073
-------------------------------------------------------------------------------------------------------------
        6,826             72,806            65,980              902,520
                                                                                  1,010,341         2,064,889
-------------------------------------------------------------------------------------------------------------
      136,910           (183,690)         (320,600)           7,350,914
                                                                                  4,529,430        11,506,303
-------------------------------------------------------------------------------------------------------------
       (6,794)               519             7,313            3,041,102
                                                                                  1,385,569         4,445,909
-------------------------------------------------------------------------------------------------------------
     (271,841)         6,507,986         6,779,827            4,339,155
                                                                                 25,276,316        36,930,956
-------------------------------------------------------------------------------------------------------------
     (235,756)         2,930,826         3,166,582            2,849,219
                                                                                 14,192,990        20,299,859
-------------------------------------------------------------------------------------------------------------
       24,196            557,253           533,057            2,972,891
                                                                                  2,195,611         5,846,092
                                                                                          0            35,772
-------------------------------------------------------------------------------------------------------------
         (460)            50,071            50,531            1,154,164
                                                                                     25,466         1,263,880
-------------------------------------------------------------------------------------------------------------
      432,009          6,151,086         5,719,077            1,997,336
                                                                                 21,757,475        29,594,758
-------------------------------------------------------------------------------------------------------------
  $62,528,168       $129,005,870       $66,477,702         $212,836,410        $560,662,388      $891,504,497
=============================================================================================================

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                     Valuation      Proceeds      Cost of         Net
                                                                      Period          from      Investments    Realized
                                                      Dividends     Deductions       Sales          Sold      Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                              $2,917,442      ($125,993)      $772,972      $648,307     $124,665
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                                 151,053        (26,889)       754,709       750,000        4,709
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                          322,525       (170,170)    19,808,667    19,627,696      180,971
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                443,088        (36,303)       411,120       371,132       39,988
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                      66,289         (9,238)     1,580,817     1,443,402      137,415
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                  26,978         (2,883)         5,444         4,842          602
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                      45,122         (6,136)       199,255       188,641       10,614
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Portfolios, Inc.:
   Aetna Variable Capital Appreciation Portfolio:       141,848         (2,366)       140,737       134,978        5,759
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                     242,318         (2,483)       311,238       305,917        5,321
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                 156,860        (28,110)     1,772,894     1,552,332      220,562
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:              155,307         (7,993)       104,643        86,811       17,832
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                   24,076        (13,590)       120,684        99,159       21,525
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio: (1)                                 89,153       (132,536)    15,600,119    13,181,627    2,418,492
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                          65,111        (31,295)     1,374,610     1,109,169      265,441
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                0        (36,689)     1,293,544     1,102,668      190,876
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   MidCap Portfolio: (1)                                 80,363        (75,046)     9,541,316     8,551,109      990,207
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                  338,930       (118,559)    12,725,130    12,057,293      667,837
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                        29,309         (8,128)       203,349       186,540       16,809
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
           Net Unrealized                                     Net
            Gain (Loss)                    Net         Increase (Decrease)               Net Assets
            ----------                  Change in         In Net Assets                  ----------
    Beginning             End           Unrealized          from Unit          Beginning           End
     of Year            of Year        Gain (Loss)        Transactions          of Year          of Year
---------------------------------------------------------------------------------------------------------
     ($143,001)       ($1,131,268)      ($988,267)          $9,726,519
                                                                              $3,829,309      $15,483,675
---------------------------------------------------------------------------------------------------------
       (21,783)           (10,865)         10,918            1,877,585
                                                                               1,003,244        3,020,620
---------------------------------------------------------------------------------------------------------
        61,606            203,382         141,776            6,513,403
                                                                               8,379,376       15,367,881
---------------------------------------------------------------------------------------------------------
        15,913             93,604          77,691            3,246,840
                                                                                 702,615        4,473,919
---------------------------------------------------------------------------------------------------------
        56,427            (42,941)        (99,368)            (175,693)
                                                                               1,165,108        1,084,513
---------------------------------------------------------------------------------------------------------
          (282)             3,424           3,706              309,890
                                                                                  76,740          415,033
---------------------------------------------------------------------------------------------------------
        (3,582)             4,308           7,890              669,065
                                                                                 100,364          793,678
                                                                                       0           33,241
---------------------------------------------------------------------------------------------------------
             0           (130,696)       (130,696)             876,941
                                                                                       0          891,486
---------------------------------------------------------------------------------------------------------
             0           (264,795)       (264,795)             925,422
                                                                                       0          905,783
---------------------------------------------------------------------------------------------------------
          (786)           106,638         107,424            3,426,210
                                                                                  32,321        3,915,267
---------------------------------------------------------------------------------------------------------
             0           (169,978)       (169,978)           2,580,005
                                                                                       0        2,575,173
---------------------------------------------------------------------------------------------------------
        19,051            125,129         106,078              755,128
                                                                                 507,815        1,401,032
---------------------------------------------------------------------------------------------------------
       331,002                  0        (331,002)          (8,508,847)
                                                                               6,464,740                0
---------------------------------------------------------------------------------------------------------
        43,184            245,881         202,697            2,618,690
                                                                                 647,270        3,767,914
---------------------------------------------------------------------------------------------------------
        53,728            265,618         211,890              540,838
                                                                               2,012,567        2,919,482
---------------------------------------------------------------------------------------------------------
       172,467                  0        (172,467)          (4,925,256)
                                                                               4,102,199                0
---------------------------------------------------------------------------------------------------------
       (40,650)                 0          40,650           (7,934,029)
                                                                               7,005,171                0
---------------------------------------------------------------------------------------------------------
        10,011             44,098          34,087              211,174
                                                                                 373,473          656,724
---------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


Year Ended December 31, 1997
                                                                                Valuation
                                                                                  Period
                                                                Dividends       Deductions

   Capital Appreciation Fund: (3)                                  $13,359        ($10,581)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   International Fund:                                              43,440         (24,794)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                                    0              (2)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                      1,381,407        (329,134)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Growth Portfolio:                                               387,748        (199,645)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   High Income Portfolio:                                          258,910         (88,291)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             123,104         (32,314)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        167,003         (32,759)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                           273,634        (226,793)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                            198,117        (197,448)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                 34,282         (13,109)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                     2,021,951      (1,254,649)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------
   Equity Income Fund II:                                           42,089         (75,051)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                       83,791        (249,588)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     1,053,521        (275,549)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------
   International Equity Fund II:                                    15,632        (226,665)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Prime Money Fund II:                                            210,825         (62,256)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                 Proceeds      Cost of         Net
                                                                   from      Investments    Realized
                                                                  Sales          Sold      Gain (Loss)
------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                              $1,483,901    $1,555,024      ($71,123)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   International Fund:                                            793,249       675,144       118,105
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                               6,738         7,426          (688)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     1,006,879       870,117       136,762
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,523,787     1,391,777       132,010
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                       1,389,256     1,263,386       125,870
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            372,931       345,379        27,552
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        95,686        90,640         5,046
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          624,535       485,003       139,532
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         2,562,053     1,860,408       701,645
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               292,775       284,565         8,210
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                    3,672,802     2,283,020     1,389,782
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                                         125,938       117,498         8,440
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                     644,437       464,629       179,808
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                    1,329,211     1,199,797       129,414
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                  792,013       683,940       108,073
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         5,616,613     5,616,577            36
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
         Net Unrealized                                   Net
          Gain (Loss)                  Net         Increase (Decrease)               Net Assets
          ----------                Change in         In Net Assets                  ----------
   Beginning           End          Unrealized          from Unit          Beginning           End
    of Year          of Year       Gain (Loss)        Transactions          of Year          of Year
------------------------------------------------------------------------------------------------------
     ($11,204)              $0         $11,204          ($403,000)
                                                                             $460,141               $0
------------------------------------------------------------------------------------------------------
       47,176          108,904          61,728          1,023,868
                                                                              825,259        2,047,606
------------------------------------------------------------------------------------------------------
            0           (5,832)         (5,832)            39,022
                                                                                    0           32,500
------------------------------------------------------------------------------------------------------
      763,902        4,573,383       3,809,481         17,482,048
                                                                           11,855,352       34,335,916
------------------------------------------------------------------------------------------------------
      339,925        2,613,104       2,273,179          6,518,902
                                                                            9,527,933       18,640,127
------------------------------------------------------------------------------------------------------
       99,376          678,175         578,799          7,802,056
                                                                            2,737,458       11,414,802
------------------------------------------------------------------------------------------------------
       66,703           83,223          16,520          1,531,886
                                                                            1,321,928        2,988,676
------------------------------------------------------------------------------------------------------
       56,785          247,841         191,056          2,241,299
                                                                            1,216,766        3,788,411
      438,859        3,303,522       2,864,663         15,304,885
                                                                            6,541,331       24,897,252
------------------------------------------------------------------------------------------------------
      375,527        2,903,863       2,528,336         14,780,907
                                                                            4,888,997       22,900,554
------------------------------------------------------------------------------------------------------
       10,325           63,100          52,775            910,396
                                                                              448,634        1,441,187
------------------------------------------------------------------------------------------------------
    7,073,040       27,572,894      20,499,854         33,372,942
                                                                           58,037,362      114,050,410
                                                                                    0           16,832
------------------------------------------------------------------------------------------------------
            0          716,240         716,240         12,250,666
                                                                                    0       12,942,385
------------------------------------------------------------------------------------------------------
      890,268        4,379,010       3,488,742         11,282,487
                                                                            9,800,678       24,585,918
------------------------------------------------------------------------------------------------------
      442,872        1,855,372       1,412,500         12,049,585
                                                                           11,591,426       25,944,158
                                                                                    0           16,739
------------------------------------------------------------------------------------------------------
      599,852        1,842,212       1,242,360          7,630,546
                                                                           11,335,329       20,105,275
------------------------------------------------------------------------------------------------------
            0                0               0            102,916
                                                                            3,507,665        3,759,186
------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of           Net
                                                                Period           from        Investments      Realized
                                                Dividends     Deductions        Sales            Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:          $136,009        ($57,878)       $815,197        $816,209        ($1,012)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                              698,490        (236,725)      1,251,178       1,013,333        237,845
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                        0         (64,625)      1,801,019       1,701,173         99,846
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                           181,361         (69,510)        417,457         346,860         70,597
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                     87,894         (14,471)        333,439         322,660         10,779
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             219,777         (99,435)        947,759         774,701        173,058
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                 10,649          (6,397)      1,087,777       1,072,304         15,473
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   522,386        (448,359)      2,135,232       1,701,774        433,458
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                1,295         (21,167)      1,232,664       1,305,131        (72,467)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:        41,210         (18,555)      1,350,194       1,215,906        134,288
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   MFS Funds:
   Emerging Growth Series: (2)                         0        (116,977)     15,517,072      13,662,725      1,854,347
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                0        (100,752)     13,471,461      12,125,968      1,345,493
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                0         (54,566)        831,314         702,549        128,765
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                   0          (5,724)      1,671,063       1,502,195        168,868
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   World Government Series:                       15,615          (8,914)        711,009         723,530        (12,521)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Capital Appreciation Fund:                          0          (2,638)         62,476          58,435          4,041
------------------------------------------------------------------------------------------------------------------------
   Annuity contracts in accumulation
   Global Securities Fund:                             0          (3,510)         38,265          35,536          2,729
------------------------------------------------------------------------------------------------------------------------
   Annuity contracts in accumulation
   Growth and Income Fund:                        12,626         (13,385)        107,192          95,273         11,919
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
        Net Unrealized                                  Net
         Gain (Loss)                 Net         Increase (Decrease)              Net Assets
         -----------              Change in         In Net Assets                 ----------
  Beginning          End          Unrealized          from Unit          Beginning          End
   of Year         of Year       Gain (Loss)        Transactions          of Year         of Year
----------------------------------------------------------------------------------------------------
      ($201)       $224,916        $225,117           $2,886,389
                                                                         $2,456,452      $5,645,077
----------------------------------------------------------------------------------------------------
  1,106,478       4,421,460       3,314,982            3,773,450
                                                                         13,335,221      21,104,322
                                                                                  0          18,941
----------------------------------------------------------------------------------------------------
     17,905         685,946         668,041            3,097,139
                                                                          2,754,214       6,554,615
----------------------------------------------------------------------------------------------------
     46,718         746,135         699,417            4,857,371
                                                                          1,987,150       7,726,386
----------------------------------------------------------------------------------------------------
      5,974          32,134          26,160            1,497,111
                                                                            393,394       2,000,867
----------------------------------------------------------------------------------------------------
     90,906       1,026,518         935,612            5,734,794
                                                                          3,113,839      10,077,645
----------------------------------------------------------------------------------------------------
     (1,799)              0           1,799             (335,569)
                                                                            314,045               0
----------------------------------------------------------------------------------------------------
    658,071       4,733,621       4,075,550           26,343,094
                                                                         13,802,417      44,728,546
----------------------------------------------------------------------------------------------------
     (4,649)       (302,429)       (297,780)             854,308
                                                                            765,870       1,230,059
----------------------------------------------------------------------------------------------------
     98,720          11,212         (87,508)              36,049
                                                                          1,329,850       1,435,334
----------------------------------------------------------------------------------------------------
     13,628               0         (13,628)          (5,940,064)
                                                                          4,216,322               0
----------------------------------------------------------------------------------------------------
     66,161               0         (66,161)          (3,668,017)
                                                                          2,489,437               0
----------------------------------------------------------------------------------------------------
     22,362         595,567         573,205            4,989,205
                                                                          1,181,849       6,818,458
----------------------------------------------------------------------------------------------------
        156               0            (156)            (207,849)
                                                                             44,861               0
----------------------------------------------------------------------------------------------------
      3,877           4,445             568              324,691
                                                                            214,428         533,867
----------------------------------------------------------------------------------------------------
          0         (12,997)        (12,997)             813,312
                                                                                  0         801,718
----------------------------------------------------------------------------------------------------
          0           6,826           6,826            1,004,296
                                                                                  0       1,010,341
----------------------------------------------------------------------------------------------------
          0         136,910         136,910            4,381,360
                                                                                  0       4,529,430
----------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                     Valuation
                                                                      Period
                                                    Dividends       Deductions
-------------------------------------------------------------------------------

   Strategic Bond Fund:                               $37,598          ($5,530)
   Annuity contracts in accumulation
-------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                     0          (33,567)
   Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                       0          (18,615)
   Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                          0           (2,523)
   Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:              0               (5)
   Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:               0          (28,585)
   Annuity contracts in accumulation
-------------------------------------------------------------------------------
   Total Variable Annuity Account I               $13,569,495      ($5,565,448)
===============================================================================



-----------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                     Proceeds        Cost of           Net
                                                       from        Investments       Realized
                                                      Sales            Sold        Gain (Loss)
----------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                $50,466         $49,763            $703
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:             14,301,627      14,309,825          (8,198)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:               13,341,021      13,351,443         (10,422)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                   1,560,760       1,560,280             480
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:               4               4               0
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:        7,986,723       7,987,053            (330)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Total Variable Annuity Account I               $170,076,421    $157,030,583     $13,045,838
===============================================================================================

   (1) Effective November 28, 1997, assets from these funds were transferred to the PPI T. Rowe Price Growth Equity Portfolio.
   (2) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Emerging Equities Portfolio.
   (3) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Research Growth Portfolio.
   (4) Effective November 28, 1997, assets from these funds were transferred to the Aetna Variable Encore Fund.
   (5) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Value Equity Portfolio.

-----------------------------------------------------------------------------------------------------------
         Net Unrealized                                      Net
           Gain (Loss)                   Net          Increase (Decrease)                Net Assets
           ----------                 Change in          In Net Assets                   ----------
   Beginning           End            Unrealized           from Unit           Beginning            End
    of Year          of Year         Gain (Loss)         Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------
          $0           ($6,794)          ($6,794)          $1,359,592
                                                                                       $0        $1,385,569
-----------------------------------------------------------------------------------------------------------
           0          (271,841)         (271,841)          25,589,922
                                                                                        0        25,276,316
-----------------------------------------------------------------------------------------------------------
           0          (235,756)         (235,756)          14,457,783
                                                                                        0        14,192,990
-----------------------------------------------------------------------------------------------------------
           0            24,196            24,196            2,173,458
                                                                                        0         2,195,611
-----------------------------------------------------------------------------------------------------------
           0              (460)             (460)              25,931
                                                                                        0            25,466
-----------------------------------------------------------------------------------------------------------
           0           432,009           432,009           21,354,381
                                                                                        0        21,757,475
-----------------------------------------------------------------------------------------------------------
 $13,871,018        $62,528,168       $48,657,150        $272,057,433        $218,897,920      $560,662,388
===========================================================================================================

                         Independent Auditors' Report




The Board of Directors of Aetna Life Insurance and Annuity Company and Contract
 Owners of Variable Annuity Account I:




We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account I (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account I as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.



                    KPMG LLP


Hartford, Connecticut
February 26, 1999